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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
  This Amendment (Check only one):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
         ----------------------------
Address: 2201 E. Lamar, Ste. 260
         ----------------------------
         Arlington, TX 76006
         ----------------------------

         ----------------------------

Form 13F File Number:      28-10642
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   L. Scott Rand
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  817-649-2100
        -------------------------

Signature, Place, and Date of Signing:

   L. Scott Rand            Arlington, TX         April 22, 2005
-------------------         -------------         --------------
    [Signature]                [City]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                            ----------
Form 13F Information Table Entry Total:       29
                                            ----------
Form 13F Information Table Value Total:       131,322
                                            ----------
                                           (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2             COLUMN 3  COLUMN 4    COLUMN 5            COLUMN 6   COLUMN 7        COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS           CUSIP   (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
Adaptec Inc              NOTE 0.750% 12/2023    00651FAG3   2,436   3,000,000 PRN          SOLE        N/A   3,000,000
Allied Waste Industries  SDCV 4.25%  4/15/2034  019589AD2   1,251   1,500,000 PRN          SOLE        N/A   1,500,000
Atmel Corp               COMMON                 049513104   3,024   1,025,000  SH          SOLE        N/A   1,025,000
Brinker Intl Inc.        COMMON                 109641100   1,449      40,000  SH          SOLE        N/A      40,000
Brocade Systems          NOTE 2% 1/2007         111621AB4   5,700   6,000,000 PRN          SOLE        N/A   6,000,000
Calpine Corp.            COMMON                 131347106     493     176,100  SH          SOLE        N/A     176,100
Celestica Inc            NOTE 8/2020            15101QAA6  20,473  36,314,000 PRN          SOLE        N/A  36,314,000
Comverse Technology      DBCV 1.5% 12/2005      205862AJ4  17,968  18,335,000 PRN          SOLE        N/A  18,335,000
Culp Inc                 COMMON                 230215105   3,835     650,000  SH          SOLE        N/A     650,000
Department 56            COMMON                 249509100   8,709     498,800  SH          SOLE        N/A     498,800
Extreme Networks         NOTE 3.500% 12/2006    30226DAB2   1,463   1,500,000 PRN          SOLE        N/A   1,500,000
Fairmont Hotels Resorts
  Inc                    COMMON                 305204109   1,360      41,050  SH          SOLE        N/A      41,050
Foundry Networks Inc     COMMON                 35063R100     891      90,000  SH          SOLE        N/A      90,000
Freescale Semiconductor
  Inc.                   COMMON                 35687M107   6,102     360,000  SH          SOLE        N/A     360,000
Griffon Corp             NOTE 4% 7/2023         398433AC6   1,687   1,500,000 PRN          SOLE        N/A   1,500,000
International Rectifier
  Corp                   NOTE 4.25% 7/2007      460254AE5   3,931   4,000,000 PRN          SOLE        N/A   4,000,000
Invitrogen Corp          NOTE 2.25% 12/2006     46185RAD2     983   1,000,000 PRN          SOLE        N/A   1,000,000
Leapfrog                 COMMON                 52186N106   2,763     243,400  SH          SOLE        N/A     243,400
Lennar Corp              COMMON                 526057302  16,683     316,500  SH          SOLE        N/A     316,500
Maxtor Corp              NOTE 6.8% 4/2010       577729AC0     487     500,000 PRN          SOLE        N/A     500,000
Men's Wearhouse          NOTE 3.125% 10/15/2023 587118AC4   9,828   8,750,000 PRN          SOLE        N/A   8,750,000
Mercury Interactive Corp NOTE 4.75% 7/2007      589405AB5     996   1,004,000 PRN          SOLE        N/A   1,004,000
Meristar Hospitality
  Corp                   NOTE 9.5% 4/2010       58984YAJ2   1,391   1,200,000 PRN          SOLE        N/A   1,200,000
Quantum Corp             NOTE 4.375% 8/1/2010   747906AE5   8,845   9,000,000 PRN          SOLE        N/A   9,000,000
RF Micro Devices         NOTE 1.5% 7/2010       749941AE0   3,740   4,000,000 PRN          SOLE        N/A   4,000,000
Sanmina SCI Corp         COMMON                 800907107   1,984     380,000  SH          SOLE        N/A     380,000
Sanmina SCI Corp         SDCV 9/2020            800907AD9   1,987   3,670,000 PRN          SOLE        N/A   3,670,000
Skechers USA Inc         NOTE 4.50%  4/2007     830566AB1     494     500,000 PRN          SOLE        N/A     500,000
Solectron                COMMON                 834182107     369     106,300  SH          SOLE        N/A     106,300